Share-based payments charge - Number of options granted, expired and the weighted average exercise price of options (Details)					12 Months Ended
	Sep. 13, 2017 shares	Dec. 28, 2016 shares	Oct. 24, 2016 shares	Sep. 12, 2016 shares	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2016 GBP (£) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance (in shares)					3,037,333	1,792,000
Options granted (in shares)					4,656,828
Options exercised (in shares)	(133,333)	(40,000)	(3,334)	(3,334)	(133,333)	(46,666)
Options forfeited (in shares)					0	(150,001)
Options expired (in shares)					(33,333)	(260,000)
Ending balance (in shares)					7,527,495	3,037,333
Exercisable (in shares)					797,333	846,666.76
Beginning balance, Weighted average exercise price in £ for Outstanding (pounds per share) | £					£ 1.87	£ 1.78
Exercised, Weighted average exercise price in £ for Outstanding (pounds per share) | £					1.10	1.12
Forfeited, Weighted average exercise price in £ for Outstanding (pounds per share) | £					0.00	1.24
Expired, Weighted average exercise price in £ for Outstanding (pounds per share) | £					1.90	2.46
Ending balance, Weighted average exercise price in £ for Outstanding (pounds per share) | £					1.53	1.87
Weighted average exercise price in £ for Exercisable (pounds per share) | £					£ 2.04	£ 2.25
Employees
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options granted (in shares)					3,150,846	1,002,000
Granted, Weighted average exercise price in £ for Outstanding (pounds per share) | £					£ 1.32	£ 1.92
Directors
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options granted (in shares)					1,505,982	700,000
Granted, Weighted average exercise price in £ for Outstanding (pounds per share) | £					£ 1.32	£ 2.05